Cover	May 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 13, 2024
Entity File Number	333-230479
Entity Registrant Name	SEATECH VENTURES CORP.
Entity Central Index Key	0001763660
Entity Tax Identification Number	61-1882326
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	11-05 & 11-06, Tower A
Entity Address, Address Line Two	Ave 3, Vertical Business Suite
Entity Address, Address Line Three	Jalan Kerinchi, Bangsar South
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
City Area Code	+603
Local Phone Number	8408 1788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	SEAV
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false